UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22145
Federal Life Trust

(Exact name of registrant as specified in charter)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Address of principal executive offices)  (Zip code)
William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 233-3750
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1. Report to Stockholders
Federal Life Trust
Financial Statements
and Supplementary Information
for the Year Ended December 31, 2008

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TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION REGARDING THE FUND
Federal Life Trust did not commence full scale operations during the 2008 calendar year, as we awaited the launch of Federal Life Insurance Company (Mutual)’s new variable annuity contract. Federal Life Trust will be the sole investment option for the new variable annuity contract. We have continued to prepare for launch of the variable annuity contract, and we anticipate that it will be launched in the coming months.
During 2008, the only assets of Federal Life Trust were the result of a contribution from our sponsor, Federal Life Insurance Company (Mutual). These assets were maintained in a bank account pending the launch of the new variable annuity contract.
William S. Austin
President
Federal Life Trust
FEDERAL LIFE FIXED INCOME PORTFOLIO INFORMATION
The Federal Life Fixed Income Portfolio currently has $50,000 in assets, all of which was contributed by our sponsor Federal Life Insurance Company (Mutual). Because our sponsor’s new variable annuity contract was not launched during the 2008 calendar year, no investments were made by us during the 2008 calendar year. Our assets remained in cash. The current economic conditions influenced our sponsor’s decision to not launch the new variable annuity contract and our decision to not invest any portfolio assets. When actual performance information for this portfolio is available, it will be reported in future annual and semi-annual reports. The financial statements and financial highlights for this portfolio are included below.
FEDERAL LIFE EQUITY PORTFOLIO INFORMATION
The Federal Life Equity Portfolio currently has $50,000 in assets, all of which was contributed by our sponsor Federal Life Insurance Company (Mutual). Because our sponsor’s new variable annuity contract was not launched during the 2008 calendar year, no investments were made by us during the 2008 calendar year. Our assets remained in cash. The current economic conditions influenced our sponsor’s decision to not launch the new variable annuity contract and our decision to not invest any portfolio assets. When actual performance information for this portfolio is available, it will be reported in future annual and semi-annual reports. The financial statements and financial highlights for this portfolio are included below.

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Blackman Kallick, LLP
10 South Riverside Plaza
9th Floor
Chicago, IL 60606
Phone      312-207-1040
Fax          312-207-1066
Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federal Life Trust
We have audited the accompanying statement of assets and liabilities of Federal Life Trust (the Trust) as of December 31, 2008. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash owned as of December 31, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Federal Life Trust as of December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 25, 2009

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Federal Life Trust
Statement of Assets and Liabilities
December 31, 2008

Assets

Investments:
Cash	$100,000

Total Assets	100,000

Liabilities	$—

Total Liabilities	—

Net Assets	$100,000

The accompanying notes are an integral part of this financial statement.

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Federal Life Trust
Notes to Financial Statement
December 31, 2008
1.	Nature of Business Operations

The Federal Life Trust (the Trust) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust’s principal office is located at 3750 West Deerfield Road, Riverwoods, Illinois 60015.

The Trust is an open-end, series management investment company with two Portfolios, The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account –A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public. As of December 31, 2008, these Portfolios had not been funded.

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting.

Cash

The Trust maintains its cash on deposit with JPMorgan Chase Bank, which at times may exceed federally insured limits. The Trust has not experienced any losses in such account. The Trust believes it is not exposed to any significant credit risk on cash.

Income taxes

The Trust has elected and intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net investment income and capital gains distributed to unit holders.

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Item 2. Code of Ethics.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. During the period covered by this report, there have been no amendments to a provision of the registrant’s code of ethics. Due to the fact that the registrant has not commenced investment activity, the registrant’s Waiver and Exemption Committee granted waivers to all access persons from compliance with the personal trading restrictions of the code of ethics and the timely filing of certain reports required by the code of ethics. The registrant’s code of ethics is attached as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that Paul H. Berghoff, Jr., the Chairperson of the Audit Committee, qualifies as an “audit committee financial expert”, as such term is defined in paragraph (b) of Item 3 of Form N-CSR, and is an “independent” trustee within the meaning of paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Berghoff has served as President of Berghoff & Company, Inc., a registered broker-dealer, since March 2001. He has also been President of Berghoff & Company Capital Management, Inc., a registered investment adviser with the state of Illinois, since January 2002. As part of those roles, Mr. Berghoff has served as the principal financial officer of both of those entities.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were expected to be approximately $7,500 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. These fees were incurred and paid by Federal Life Insurance Company (Mutual).
(b) Audit-Related Fees: The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that are reasonably related to the performance of the audit of the registrant’s financial statements, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and that are not reported under paragraph (a) of this Item, were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007.
(c) Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. The aggregate fees billed for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for tax compliance, tax advice and tax planning that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007.
(d) All Other Fees: The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. The aggregate fees billed for products and services provided by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraph (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007.
(e)(1) The registrant’s Audit Committee is required to pre-approve all audit and non-audit services performed for the registrant by the registrant’s principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee is also required to pre-approve certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.
The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated must report any pre-approval decisions to the full Audit Committee at its next regularly scheduled meeting.
Notwithstanding the foregoing, under certain circumstances, pre-approval of non-audit services of a de minimis amount is not required.
(e)(2) No services described in paragraphs (b) through (d) of this Item, including services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, were approved by the registrant’s Audit Committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable.
(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007.
(h) Because there were no non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, the registrant’s Audit Committee was not asked to consider whether the provision of non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant which were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not Applicable.
Item 6. Schedule of Investments.
There were no investments in securities of unaffiliated issuers as of the close of the reporting period. All assets of the registrant were in cash in a bank account.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.
Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of ethics required by Item 2, filed herewith.
(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act, filed herewith.
(a)(3) Not Applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FEDERAL LIFE TRUST

By:	/s/ William S. Austin
William S. Austin
President and Trustee
Date: March 6, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ William S. Austin
William S. Austin
President and Trustee
Date: March 6, 2009

By:	/s/ Fred T. Barth
Fred T. Barth
Treasurer
Date: March 6, 2009